MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE       TWO WORLD TRADE CENTER,
FUND                                              NEW YORK, NEW YORK 10048
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS MAY 31, 2000

DEAR SHAREHOLDER:

The 12-month period, ended May 31, 2000, continued to be dominated by very favorable total return trends for equity markets throughout the world. Much as we have seen each year throughout this decade-long bull market, stock market returns this past year were once again well ahead of the historical averages. Large-capitalization growth stocks, especially those of the technology, media and telecommunications industries, provided exceptional returns throughout this period. A combination of familiar trends fueled this performance:

    - Inflation remained relatively benign throughout developed and emerging economies around the world;

    - Trade restrictions and regulatory hurdles lessened, allowing the global exchange of goods and services to accelerate;

    - Central banks in Japan, Europe and the U.S. remained vigilant in defending gradual growth with limited excesses, resulting in a more stable, predictable growth cycle;

    - Productivity, enhanced by the more rapid adoption of new technologies, allowed corporations to increase profits at rates unmatched in previous expansions.

PERFORMANCE

For the 12-month period ended May 31, 2000, Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio's Class A, B, C and D shares returned 17.25 percent, 16.36 percent, 16.42 percent and 17.48 percent, respectively. The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. During the same period, the Morgan Stanley Capital International World Index (MSCI World Index) returned 13.60 percent. The accompanying chart compares the Fund's performance to that of the MSCI World Index.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS MAY 31, 2000, CONTINUED

PORTFOLIO STRATEGY

The Fund invests primarily in stocks compiled by the Morgan Stanley Dean Witter Equity Research Department, which they believe demonstrate a long-term sustainable "competitive edge" versus other players in the global arena. The Fund's portfolio managers then translate these ideas into a model of equity positions and target weightings, from which the Fund is managed on a day-to-day basis.

As of May 31, 2000, 95.3 percent of the Fund's assets were invested in 40 equity positions throughout the world. The remaining 2.1 percent was held in U.S. commercial paper. Equity holdings in the United States accounted for nearly 56 percent of the Fund's assets, with the remainder diversified among 10 other countries. In descending order beginning with the largest exposure, these were:
Japan, France, Finland, the United Kingdom, Sweden, Switzerland, Germany, Australia, Mexico, and the Netherlands.

Among the Fund's largest equity holdings were Wal-Mart (discount chains), General Electric (multi-sector companies), and Emerson Electric (electrical products) in the United States, Shin-Etsu Chemical (specialty chemicals), Tokyo Electron (electronic production equipment) and Sony Corp. (consumer electronic appliances) in Japan, TOTAL Fina (oil refining/marketing) and Axa (multi-line insurance) in France, Skandia (life insurance) in Sweden, Diageo PLC (alcoholic beverages) and Invensys (industrial machinery/components) in the United Kingdom and UPM Kymmene (paper) in Finland.

LOOKING AHEAD

As we outlined in the Fund's semiannual letter to shareholders, dated November 30, 1999, we believe that the year ahead will prove quite challenging, as global central banks gradually nudge interest rates higher in an effort to curtail spiraling growth. In this atmosphere, corporations will be challenged to meet the lofty expectations that investors have placed on them, and management teams may find themselves unable to deliver. We believe that a thoroughly researched portfolio may temper this risk.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS MAY 31, 2000, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE
FUND
"BEST IDEAS" PORTFOLIO
FUND PERFORMANCE MAY 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                CLASS A     CLASS B     CLASS C     CLASS D    MSCI WORLD(4)
February 1998     $10,000     $10,000     $10,000      $9,475        $10,000
May 1998          $10,380     $10,350     $10,350      $9,826        $10,510
May 1999          $10,926     $10,792     $10,810     $10,317        $11,890
May 2000       $12,097(3)  $12,257(3)  $12,584(3)  $12,836(3)        $13,507

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUNDS SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A,
    CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                            AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                          CLASS B SHARES**
   -------------------------------------------------     ---------------------------------------------------------
   PERIOD ENDED 5/31/00                                  PERIOD ENDED 5/31/00
   -------------------------                             -------------------------
   1 Year                     17.25%(1)   11.10%(2)      1 Year                     16.36%(1)       11.36%(2)
   Since Inception (2/25/98)  11.41%(1)   8.78%(2)       Since Inception (2/25/98)  10.59%(1)       9.42%(2)

                    CLASS C SHARES+                                       CLASS D SHARES#
   -------------------------------------------------     -------------------------------------------------
   PERIOD ENDED 5/31/00                                  PERIOD ENDED 5/31/00
   -------------------------                             -------------------------
   1 Year                     16.42%(1)   15.42%(2)      1 Year                     17.48%(1)
   Since Inception (2/25/98)  10.70%(1)   10.70%(2)      Since Inception (2/25/98)  11.67%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on May 31, 2000.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures the performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withhholding of taxes by certain foreign countries represented in the index. The index does not take into account the Fund's expenses, fees, or charges. The index is unmanaged and should not be considered an investment.
*  The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The
   CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS MAY 31, 2000

          NUMBER OF
            SHARES                                                                                    VALUE
----------------------------------------------------------------------------------------------------------------
                                COMMON AND PREFERRED STOCKS (97.6%)
                                AUSTRALIA (2.0%)
                                MEDIA CONGLOMERATES
           3,952,000            News Corporation Ltd. (Pref.)...................................  $   38,058,258
                                                                                                  --------------

                                FINLAND (4.6%)
                                PAPER
           2,007,000            UPM-Kymmene Oyj.................................................      51,134,828
                                                                                                  --------------
                                TELECOMMUNICATIONS EQUIPMENT
             716,000            Nokia Oyj (ADR).................................................      37,232,000
                                                                                                  --------------

                                TOTAL FINLAND...................................................      88,366,828
                                                                                                  --------------

                                FRANCE (8.2%)
                                MULTI-LINE INSURANCE
             403,000            AXA.............................................................      59,643,436
                                                                                                  --------------
                                OIL REFINING/MARKETING
             315,000            Total Fina Elf..................................................      49,835,718
                                                                                                  --------------
                                PACKAGED FOODS
             205,000            Groupe Danone...................................................      48,217,101
                                                                                                  --------------

                                TOTAL FRANCE....................................................     157,696,255
                                                                                                  --------------
                                GERMANY (2.2%)
                                MOTOR VEHICLES
           1,424,000            Bayerische Motoren Werke (BMW) AG...............................      43,083,704
                                                                                                  --------------
                                JAPAN (11.3%)
                                CONSUMER ELECTRONICS/APPLIANCES
             557,600            Sony Corp.......................................................      50,432,282
                                                                                                  --------------
                                DIVERSIFIED ELECTRONIC PRODUCTS
           2,022,000            Matsushita Electric Industrial Co., Ltd.........................      47,736,456
                                                                                                  --------------
                                ELECTRONIC PRODUCTION EQUIPMENT
             394,000            Tokyo Electron Ltd..............................................      53,727,273
                                                                                                  --------------
                                SPECIALTY CHEMICALS
           1,323,000            Shin-Etsu Chemical Co., Ltd.....................................      64,800,000
                                                                                                  --------------

                                TOTAL JAPAN.....................................................     216,696,011
                                                                                                  --------------
                                MEXICO (1.9%)
                                TELECOMMUNICATIONS
             754,000            Telefonos de Mexico S.A. (Series L) (ADR).......................      36,710,375
                                                                                                  --------------
     NUMBER OF
       SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------

                                NETHERLANDS (1.9%)
                                ALCOHOLIC BEVERAGES
             703,000            Heineken NV.....................................................  $   36,250,431
                                                                                                  --------------

                                SWEDEN (2.6%)
                                LIFE INSURANCE
           1,950,000            Skandia Forsakrings AB..........................................      50,082,634
                                                                                                  --------------

                                SWITZERLAND (2.5%)
                                BUILDING MATERIALS
              40,300            Holderbank Financiere Glarus AG (B Shares)......................      47,404,719
                                                                                                  --------------

                                UNITED KINGDOM (4.3%)
                                ALCOHOLIC BEVERAGES
           6,161,000            Diageo PLC......................................................      52,808,519
                                                                                                  --------------
                                INDUSTRIAL MACHINERY/COMPONENTS
           8,610,000            Invensys PLC....................................................      29,674,795
                                                                                                  --------------

                                TOTAL UNITED KINGDOM............................................      82,483,314
                                                                                                  --------------

                                UNITED STATES (56.1%)
                                AIR FREIGHT/DELIVERY SERVICES
           1,362,000            FedEx Corp.*....................................................      48,180,750
                                                                                                  --------------
                                BROADCASTING
             644,000            Clear Channel Communications, Inc.*.............................      48,219,500
                                                                                                  --------------
                                COMPUTER COMMUNICATIONS
             878,000            Cisco Systems, Inc.*............................................      49,991,125
                                                                                                  --------------
                                COMPUTER SOFTWARE
             735,000            Microsoft Corp.*................................................      45,937,500
                                                                                                  --------------
                                DISCOUNT CHAINS
           1,033,000            Wal-Mart Stores, Inc............................................      59,526,625
                                                                                                  --------------
                                DIVERSIFIED FINANCIAL SERVICES
             933,000            American Express Co.............................................      50,207,062
                                                                                                  --------------
                                E.D.P. PERIPHERALS
             397,000            EMC Corp.*......................................................      46,176,062
                                                                                                  --------------
                                ELECTRICAL PRODUCTS
             853,000            Emerson Electric Co.............................................      50,327,000
                                                                                                  --------------
                                INTERNET SERVICES
             876,000            America Online, Inc.*...........................................      46,428,000
             635,000            Exodus Communications, Inc.*....................................      44,767,500
                                                                                                  --------------
                                                                                                      91,195,500
                                                                                                  --------------
                                MAJOR BANKS
           1,034,000            Bank of New York Co., Inc.......................................      48,533,375
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS MAY 31, 2000, CONTINUED

     NUMBER OF
       SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                MAJOR CHEMICALS
             942,000            Du Pont (E.I.) de Nemours & Co., Inc............................  $   46,158,000
                                                                                                  --------------
                                MAJOR PHARMACEUTICALS
             842,000            American Home Products Corp.....................................      45,362,750
                                                                                                  --------------
                                MAJOR U.S. TELECOMMUNICATIONS
           1,204,000            WorldCom, Inc.*.................................................      45,225,250
                                                                                                  --------------
                                MEDIA CONGLOMERATES
             595,000            Time Warner Inc.................................................      46,967,812
                                                                                                  --------------
                                MEDICAL EQUIPMENT & SUPPLIES
             863,000            Medtronic, Inc..................................................      44,552,375
                                                                                                  --------------
                                MULTI-SECTOR COMPANIES
           1,091,000            General Electric Co.............................................      57,413,875
                                                                                                  --------------
                                OIL/GAS TRANSMISSION
             350,000            Enron Corp......................................................      25,506,250
                                                                                                  --------------
                                OILFIELD SERVICES/EQUIPMENT
             980,000            Halliburton Co..................................................      49,980,000
             489,000            Schlumberger Ltd................................................      35,972,063
                                                                                                  --------------
                                                                                                      85,952,063
                                                                                                  --------------
                                SEMICONDUCTORS
             391,000            Intel Corp......................................................      48,752,813
                                                                                                  --------------
                                TELECOMMUNICATIONS EQUIPMENT
             835,000            Lucent Technologies Inc.........................................      47,908,125
             521,000            Motorola, Inc...................................................      48,843,750
                                                                                                  --------------
                                                                                                      96,751,875
                                                                                                  --------------

                                TOTAL UNITED STATES.............................................   1,080,937,562
                                                                                                  --------------

                                TOTAL COMMON AND PREFERRED STOCKS
                                (IDENTIFIED COST $1,644,816,337)................................   1,877,770,091
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (2.1%)
           U.S. GOVERNMENT AGENCY (a) (2.1%)
 $41,000   Federal Home Loan Bank
             6.30% due 06/01/00
             (AMORTIZED COST $41,000,000)........................................      41,000,000
                                                                                   --------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                              VALUE
-------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (0.0%)
    $436   The Bank of New York 6.75%
             due 06/01/00 (dated 05/31/00; proceeds $436,448) (b)
             (IDENTIFIED COST $436,366)..........................................  $      436,366
                                                                                   --------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $41,436,366).........................................      41,436,366
                                                                                   --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,686,252,703) (c)....................................................   99.7%    1,919,206,457

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.3         6,182,795
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,925,389,252
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $480,281 Federal Home Loan Bank 6.38% due 10/06/08 valued at $445,094.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $339,992,997 and the aggregate gross unrealized depreciation is $107,039,243, resulting in net unrealized appreciation of $232,953,754.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT MAY 31, 2000:

 CONTRACT TO   IN EXCHANGE   DELIVERY   UNREALIZED
   DELIVER         FOR         DATE    DEPRECIATION
----------------------------------------------------
EUR 6,443,459   $6,005,303   06/30/00    $(30,284)
                                         ========

CURRENCY ABBREVIATION:
------------------------

EUR  Euro.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
SUMMARY OF INVESTMENTS MAY 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Air Freight/Delivery Services...................................................  $   48,180,750      2.5%
Alcoholic Beverages.............................................................      89,058,949      4.6
Broadcasting....................................................................      48,219,500      2.5
Building Materials..............................................................      47,404,719      2.5
Computer Communications.........................................................      49,991,125      2.6
Computer Software...............................................................      45,937,500      2.4
Consumer Electronics/Appliances.................................................      50,432,282      2.6
Discount Chains.................................................................      59,526,625      3.1
Diversified Electronic Products.................................................      47,736,456      2.5
Diversified Financial Services..................................................      50,207,062      2.6
E.D.P. Peripherals..............................................................      46,176,062      2.4
Electrical Products.............................................................      50,327,000      2.6
Electronic Production Equipment.................................................      53,727,273      2.8
Industrial Machinery/Components.................................................      29,674,796      1.5
Internet Services...............................................................      91,195,500      4.7
Life Insurance..................................................................      50,082,634      2.6
Major Banks.....................................................................      48,533,375      2.5
Major Chemicals.................................................................      46,158,000      2.4
Major Pharmaceuticals...........................................................      45,362,750      2.4
Major U.S. Telecommunications...................................................      45,225,250      2.4
Media Conglomerates.............................................................      85,026,070      4.4
Medical Equipment & Supplies....................................................      44,552,375      2.3
Motor Vehicles..................................................................      43,083,704      2.2
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Multi-Line Insurance............................................................  $   59,643,436      3.1%
Multi-Sector Companies..........................................................      57,413,875      3.0
Oil Refining/Marketing..........................................................      49,835,718      2.6
Oil/Gas Transmission............................................................      25,506,250      1.3
Oilfield Services/Equipment.....................................................      85,952,063      4.5
Packaged Foods..................................................................      48,217,101      2.5
Paper...........................................................................      51,134,828      2.7
Repurchase Agreement............................................................         436,366      0.0
Semiconductors..................................................................      48,752,813      2.5
Specialty Chemicals.............................................................      64,800,000      3.4
Telecommunications..............................................................      36,710,375      1.9
Telecommunications Equipment....................................................     133,983,875      7.0
U.S. Government Agency..........................................................      41,000,000      2.1
                                                                                  --------------     ----
                                                                                  $1,919,206,457     99.7%
                                                                                  --------------     ----
                                                                                  --------------     ----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $1,839,711,833     95.6%
Preferred Stocks................................................................      38,058,258      2.0
Short-Term Investments..........................................................      41,436,366      2.1
                                                                                  --------------     ----
                                                                                  $1,919,206,457     99.7%
                                                                                  --------------     ----
                                                                                  --------------     ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000

ASSETS:
Investments in securities, at value
  (identified cost $1,686,252,703)..........................................................  $1,919,206,457
Receivable for:
    Investments sold........................................................................       6,035,588
    Foreign withholding taxes reclaimed.....................................................       1,945,493
    Dividends...............................................................................       1,927,708
    Shares of beneficial interest sold......................................................         823,717
Deferred organizational expenses............................................................          76,920
Prepaid expenses and other assets...........................................................          44,879
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,930,060,762
                                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts..........................          30,284
Payable for:
    Plan of distribution fee................................................................       1,718,857
    Shares of beneficial interest repurchased...............................................       1,605,026
    Investment management fee...............................................................       1,151,084
Accrued expenses and other payables.........................................................         166,259
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       4,671,510
                                                                                              --------------
     NET ASSETS.............................................................................  $1,925,389,252
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,501,382,991
Net unrealized appreciation.................................................................     232,812,171
Accumulated net investment loss.............................................................        (137,957)
Accumulated undistributed net realized gain.................................................     191,332,047
                                                                                              --------------
     NET ASSETS.............................................................................  $1,925,389,252
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $97,056,778
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       7,634,309
     NET ASSET VALUE PER SHARE..............................................................          $12.71
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $13.41
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,688,392,089
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     134,871,201
     NET ASSET VALUE PER SHARE..............................................................          $12.52
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................    $138,693,574
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      11,054,108
     NET ASSET VALUE PER SHARE..............................................................          $12.55
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................      $1,246,811
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................          97,631
     NET ASSET VALUE PER SHARE..............................................................          $12.77
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2000

NET INVESTMENT LOSS:

INCOME
Dividends (net of $1,513,223 foreign withholding tax).........................................  $ 17,048,043
Interest......................................................................................     2,117,592
                                                                                                ------------

     TOTAL INCOME.............................................................................    19,165,635
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................       239,001
Plan of distribution fee (Class B shares).....................................................    17,387,205
Plan of distribution fee (Class C shares).....................................................     1,448,814
Investment management fee.....................................................................    12,777,878
Transfer agent fees and expenses..............................................................     2,406,795
Custodian fees................................................................................       495,873
Shareholder reports and notices...............................................................       193,769
Registration fees.............................................................................       186,084
Professional fees.............................................................................        69,758
Organizational expenses.......................................................................        28,153
Trustees' fees and expenses...................................................................        12,516
Other.........................................................................................       312,877
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    35,558,723
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................   (16,393,088)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
    Investments...............................................................................   283,187,761
    Foreign exchange transactions.............................................................      (161,375)
                                                                                                ------------

     NET GAIN.................................................................................   283,026,386
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    30,408,985
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       (31,487)
                                                                                                ------------

     NET APPRECIATION.........................................................................    30,377,498
                                                                                                ------------

     NET GAIN.................................................................................   313,403,884
                                                                                                ------------

NET INCREASE..................................................................................  $297,010,796
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                               MAY 31, 2000    MAY 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................................  $  (16,393,088) $  (10,158,583)
Net realized gain (loss)....................................................     283,026,386     (62,024,654)
Net change in unrealized appreciation.......................................      30,377,498     148,966,094
                                                                              --------------  --------------

     NET INCREASE...........................................................     297,010,796      76,782,857
                                                                              --------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..............................................................        --              (518,953)
Class B shares..............................................................        --            (5,088,869)
Class C shares..............................................................        --              (458,864)
Class D shares..............................................................        --               (41,260)
                                                                              --------------  --------------

     TOTAL DIVIDENDS........................................................        --            (6,107,946)
                                                                              --------------  --------------
Net decrease from transactions in shares of beneficial interest.............    (230,294,351)   (223,088,882)
                                                                              --------------  --------------

     NET INCREASE (DECREASE)................................................      66,716,445    (152,413,971)

NET ASSETS:
Beginning of period.........................................................   1,858,672,807   2,011,086,778
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $137,957 AND $53,762,
    RESPECTIVELY)...........................................................  $1,925,389,252  $1,858,672,807
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% of the portion of the daily net assets not exceeding $1.5 billion and 0.625% of the portion of daily net assets exceeding $1.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Portfolio are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A;
(ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, totaled $72,072,947 at May 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Portfolio that for the year ended May 31, 2000, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of $748, $5,206,675 and $18,903, respectively and received $112,583 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2000 aggregated $1,451,645,796 and $1,721,864,716, respectively.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

For the year ended May 31, 2000, the Fund incurred brokerage commissions of $2,490,578 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At May 31, 2000, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $6,005,303.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent. At May 31, 2000, the Fund had transfer agent fees and expenses payable of $4,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                          MAY 31, 2000                 MAY 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      743,094  $   9,595,947     1,703,197  $  16,901,264
Reinvestment of dividends........................................      --             --             49,227        485,379
Redeemed.........................................................   (2,219,598)   (26,833,356)   (3,997,606)   (41,066,748)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class A...........................................   (1,476,504)   (17,237,409)   (2,245,182)   (23,680,105)
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   14,763,805    184,903,996    36,363,867    364,351,913
Reinvestment of dividends........................................      --             --            485,760      4,770,136
Redeemed.........................................................  (29,961,159)  (369,974,658)  (52,155,178)  (526,365,062)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................  (15,197,354)  (185,070,662)  (15,305,551)  (157,243,013)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    1,275,517     16,066,500     3,595,166     35,695,226
Reinvestment of dividends........................................      --             --             44,094        432,997
Redeemed.........................................................   (3,397,382)   (41,282,432)   (7,517,956)   (76,432,043)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class C...........................................   (2,121,865)   (25,215,932)   (3,878,696)   (40,303,820)
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      926,984     11,956,808       368,735      3,798,090
Reinvestment of dividends........................................      --             --              2,677         26,448
Redeemed.........................................................   (1,161,675)   (14,727,156)     (560,154)    (5,686,482)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class D...........................................     (234,691)    (2,770,348)     (188,742)    (1,861,944)
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................  (19,030,414) $(230,294,351)  (21,618,171) $(223,088,882)
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

6. FEDERAL INCOME TAX STATUS

During the year ended May 31, 2000, the Fund utilized its net capital loss carryover of approximately $61,999,000.

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net currency losses of approximately $168,000 during fiscal 2000.

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss, foreign currency losses and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $28,153, accumulated undistributed net realized gain was charged $16,280,740 and accumulated net investment loss was credited $16,308,893.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Portfolio may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2000, there was an outstanding forward contract.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                                 FOR THE YEAR      FOR THE YEAR      FEBRUARY 25, 1998*
                                                                    ENDED             ENDED               THROUGH
                                                                 MAY 31, 2000      MAY 31, 1999         MAY 31, 1998
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $10.84            $10.37               $10.00
                                                                    ------            ------               ------

Income (loss) from investment operations:
   Net investment income (loss).............................         (0.01)             0.02                 0.05
   Net realized and unrealized gain.........................          1.88              0.49                 0.32
                                                                    ------            ------               ------

Total income from investment operations.....................          1.87              0.51                 0.37
                                                                    ------            ------               ------

Less dividends from net investment income...................        --                 (0.04)            --
                                                                    ------            ------               ------

Net asset value, end of period..............................        $12.71            $10.84               $10.37
                                                                    ======            ======               ======

TOTAL RETURN+...............................................         17.25 %            5.01%                3.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.07 %(3)         1.10%(3)             1.13%(2)

Net investment income (loss)................................         (0.10)%(3)         0.18%(3)             1.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $97,057           $98,784             $117,750

Portfolio turnover rate.....................................            75 %              97%                  19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                    FOR THE PERIOD
                                                                FOR THE YEAR     FOR THE YEAR     FEBRUARY 25, 1998*
                                                                    ENDED            ENDED             THROUGH
                                                                MAY 31, 2000     MAY 31, 1999        MAY 31, 1998
--------------------------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.76           $10.35              $10.00
                                                                   ------           ------              ------

Income (loss) from investment operations:
   Net investment income (loss).............................        (0.11)           (0.06)               0.03
   Net realized and unrealized gain.........................         1.87             0.50                0.32
                                                                   ------           ------              ------

Total income from investment operations.....................         1.76             0.44                0.35
                                                                   ------           ------              ------

Less dividends from net investment income...................       --                (0.03)            --
                                                                   ------           ------              ------

Net asset value, end of period..............................       $12.52           $10.76              $10.35
                                                                   ======           ======              ======

TOTAL RETURN+...............................................        16.36 %           4.27 %              3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.83 %(3)        1.86 %(3)           1.88%(2)

Net investment income (loss)................................        (0.86)%(3)       (0.58)%(3)           0.92%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $1,688,392       $1,614,229         $1,711,433

Portfolio turnover rate.....................................           75 %             97 %                19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR     FOR THE YEAR      FEBRUARY 25, 1998*
                                                                    ENDED            ENDED              THROUGH
                                                                MAY 31, 2000     MAY 31, 1999         MAY 31, 1998
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.78           $10.35               $10.00
                                                                   ------           ------               ------

Income (loss) from investment operations:
   Net investment income (loss).............................        (0.11)           (0.04)                0.03
   Net realized and unrealized gain.........................         1.88             0.50                 0.32
                                                                   ------           ------               ------

Total income from investment operations.....................         1.77             0.46                 0.35
                                                                   ------           ------               ------

Less dividends from net investment income...................       --                (0.03)            --
                                                                   ------           ------               ------

Net asset value, end of period..............................       $12.55           $10.78               $10.35
                                                                   ======           ======               ======

TOTAL RETURN+...............................................        16.42 %           4.44 %               3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.83 %(3)        1.69 %(3)            1.88%(2)

Net investment income (loss)................................        (0.86)%(3)       (0.41)%(3)            0.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $138,694         $142,048             $176,497

Portfolio turnover rate.....................................           75 %             97 %                 19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE PERIOD
                                                                 FOR THE YEAR      FOR THE YEAR      FEBRUARY 25, 1998*
                                                                    ENDED             ENDED               THROUGH
                                                                 MAY 31, 2000      MAY 31, 1999         MAY 31, 1998
------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $10.87            $10.38               $10.00
                                                                    ------            ------               ------

Income from investment operations:
   Net investment income....................................            --              0.03                 0.08
   Net realized and unrealized gain.........................          1.90              0.51                 0.30
                                                                    ------            ------               ------

Total income from investment operations.....................          1.90              0.54                 0.38
                                                                    ------            ------               ------

Less dividends from net investment income...................        --                 (0.05)            --
                                                                    ------            ------               ------

Net asset value, end of period..............................        $12.77            $10.87               $10.38
                                                                    ======            ======               ======

TOTAL RETURN+...............................................         17.48%             5.26%                3.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.83%(3)          0.86%(3)             0.92%(2)

Net investment income.......................................          0.14%(3)          0.42%(3)             2.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands................. ...        $1,247            $3,611               $5,407

Portfolio turnover rate.....................................            75%               97%                  19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas" Portfolio (the "Portfolio") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JUNE 30, 2000

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


Officers

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer


Transfer Agent

MORGAN STANLEY DEAN WITTER TRUST FSB
HARBORSIDE FINANCIAL CENTER - PLAZA TWO
JERSEY CITY, NEW JERSEY 07311


Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


Investment Manager

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


Morgan Stanley
Dean Witter
Competitive Edge Fund
"Best Ideas" Portfolio

[photo]

Annual Report
May 31, 2000